Commitments, Guarantees and Contingencies - Consolidating Summary Financial Information (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of operating segments [line items]
Insurance revenue	$ 23,982,000,000	$ 22,637,000,000
Net investment income (loss) excluding result for segregated fund holders	8,859,000,000	7,415,000,000
Fee income	9,059,000,000	8,581,000,000
Other income	0	163,000,000
Total revenue	41,900,000,000	38,796,000,000
Shareholders' net income (loss)	3,551,000,000	3,129,000,000
Invested assets	199,175,000,000	189,817,000,000
Reinsurance contract held assets	6,138,000,000	6,318,000,000
Insurance contract assets	335,000,000	355,000,000
Total other general fund assets	26,241,000,000	25,445,000,000
Investments for account of segregated fund holders	166,566,000,000	148,786,000,000
Insurance contract liabilities excluding those for account of segregated fund holders	155,910,000,000	147,269,000,000
Reinsurance contract held liabilities	2,049,000,000	1,825,000,000
Investment contract liabilities	11,796,000,000	11,678,000,000
Total other general fund liabilities	36,642,000,000	35,034,000,000
Insurance contract liabilities for account of segregated fund holders	20,108,000,000	20,097,000,000
Investment contract liabilities for account of segregated fund holders	146,458,000,000	128,689,000,000
Consolidation Adjustments
Disclosure of operating segments [line items]
Insurance revenue	(1,646,000,000)	(1,593,000,000)
Net investment income (loss) excluding result for segregated fund holders	(730,000,000)	(270,000,000)
Fee income	(585,000,000)	(540,000,000)
Other income		0
Total revenue	(2,961,000,000)	(2,403,000,000)
Shareholders' net income (loss)	(3,371,000,000)	(3,175,000,000)
Invested assets	(25,282,000,000)	(26,634,000,000)
Reinsurance contract held assets	(19,000,000)	(35,000,000)
Insurance contract assets	(1,153,000,000)	(1,455,000,000)
Total other general fund assets	(21,759,000,000)	(3,472,000,000)
Investments for account of segregated fund holders	1,000,000	0
Insurance contract liabilities excluding those for account of segregated fund holders	(20,000,000)	(35,000,000)
Reinsurance contract held liabilities	(1,153,000,000)	(1,456,000,000)
Investment contract liabilities	0	0
Total other general fund liabilities	(21,153,000,000)	(4,322,000,000)
Insurance contract liabilities for account of segregated fund holders	1,000,000	0
Investment contract liabilities for account of segregated fund holders	0	0
Parent Company | Reportable Legal Entities
Disclosure of operating segments [line items]
Insurance revenue	0	0
Net investment income (loss) excluding result for segregated fund holders	489,000,000	305,000,000
Fee income	1,000,000	1,000,000
Other income		0
Total revenue	490,000,000	306,000,000
Shareholders' net income (loss)	3,551,000,000	3,128,000,000
Invested assets	29,520,000,000	28,494,000,000
Reinsurance contract held assets	0	0
Insurance contract assets	0	0
Total other general fund assets	10,663,000,000	4,639,000,000
Investments for account of segregated fund holders	0	0
Insurance contract liabilities excluding those for account of segregated fund holders	0	0
Reinsurance contract held liabilities	0	0
Investment contract liabilities	0	0
Total other general fund liabilities	15,651,000,000	7,576,000,000
Insurance contract liabilities for account of segregated fund holders	0	0
Investment contract liabilities for account of segregated fund holders	0	0
Subsidiary Issuer | Reportable Legal Entities | Sun Life Assurance (consolidated)
Disclosure of operating segments [line items]
Insurance revenue	20,602,000,000	19,389,000,000
Net investment income (loss) excluding result for segregated fund holders	8,276,000,000	7,138,000,000
Fee income	2,226,000,000	1,992,000,000
Other income		0
Total revenue	31,104,000,000	28,519,000,000
Shareholders' net income (loss)	2,306,000,000	1,501,000,000
Invested assets	182,490,000,000	175,508,000,000
Reinsurance contract held assets	6,156,000,000	6,353,000,000
Insurance contract assets	267,000,000	227,000,000
Total other general fund assets	14,674,000,000	13,979,000,000
Investments for account of segregated fund holders	166,501,000,000	148,720,000,000
Insurance contract liabilities excluding those for account of segregated fund holders	155,818,000,000	147,196,000,000
Reinsurance contract held liabilities	3,202,000,000	3,281,000,000
Investment contract liabilities	11,796,000,000	11,677,000,000
Total other general fund liabilities	15,871,000,000	16,191,000,000
Insurance contract liabilities for account of segregated fund holders	20,043,000,000	20,031,000,000
Investment contract liabilities for account of segregated fund holders	146,458,000,000	128,689,000,000
Subsidiary Issuer | Reportable Legal Entities | Other subsidiaries of SLF Inc. (combined)
Disclosure of operating segments [line items]
Insurance revenue	5,026,000,000	4,841,000,000
Net investment income (loss) excluding result for segregated fund holders	824,000,000	242,000,000
Fee income	7,417,000,000	7,128,000,000
Other income		163,000,000
Total revenue	13,267,000,000	12,374,000,000
Shareholders' net income (loss)	1,065,000,000	1,675,000,000
Invested assets	12,447,000,000	12,449,000,000
Reinsurance contract held assets	1,000,000	0
Insurance contract assets	1,221,000,000	1,583,000,000
Total other general fund assets	22,663,000,000	10,299,000,000
Investments for account of segregated fund holders	64,000,000	66,000,000
Insurance contract liabilities excluding those for account of segregated fund holders	112,000,000	108,000,000
Reinsurance contract held liabilities	0	0
Investment contract liabilities	0	1,000,000
Total other general fund liabilities	26,273,000,000	15,589,000,000
Insurance contract liabilities for account of segregated fund holders	64,000,000	66,000,000
Investment contract liabilities for account of segregated fund holders	0	$ 0
Subordinated Debt Issued May 15, 1998
Disclosure of operating segments [line items]
Principal amount	$ 150,000,000
Interest rate	6.30%